INCOME TAXES - Summary of income tax provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal	$ 0	$ 0
State	0	0
Total	0	0
Deferred:
Federal	(273)	371
State	(507)	803
Total	(780)	1,174
Income tax (benefit) expense	$ (780)	$ 1,175